Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 27, 2023
Entity File Number	000-50612
Entity Registrant Name	UNIQUE LOGISTICS INTERNATIONAL, INC.
Entity Central Index Key	0001281845
Entity Tax Identification Number	01-0721929
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	154-09 146th Ave.,
Entity Address, City or Town	Jamaica
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11434
City Area Code	718
Local Phone Number	978-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false